FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Of The Overseas Private Fund (Details) - Recurring fair value measurement - Investment In a Private Investment Fund [Member] - Foreign countries [member] - Net assets value
¥ in Thousands
6 Months Ended
Jun. 30, 2026 CNY (¥)
FAIR VALUE OF FINANCIAL INSTRUMENTS
Financial assets measured at FVTPL	¥ 72,863
Valuation techniques used in fair value measurement, assets	Net assets value
Increase in weighted average percentage of unobservable input	5.00%
Decrease in weighted average percentage of unobservable input	5.00%
Increase in sensitivity of fair value due to increase in changes of unobservable inputs	¥ 3,643
Decrease in sensitivity of fair value due to decrease in changes of unobservable inputs	¥ (3,643)